Convertible Redeemable Preferred Shares and Warrants - Movement of the Warrants and conversion feature derivative liabilities (Details) - CNY (¥) ¥ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Movement of the Warrants and conversion feature derivative liabilities
Beginning balance			¥ 1,648,690
Issuance			328,461	¥ 1,240,859
Fair value change			(272,327)	504,164
Exercise			(1,706,003)	(45,858)
Expire				(77,739)
Translation to reporting currency			1,179	27,264
Ending balance	¥ 1,648,690			1,648,690
Series B3 convertible redeemable preferred shares
Movement of the Warrants and conversion feature derivative liabilities
Discount on purchase price	15.00%	15.00%
Warrant liabilities
Movement of the Warrants and conversion feature derivative liabilities
Beginning balance			351,750
Issuance				174,846
Fair value change			(46,812)	292,305
Exercise			(305,333)	(45,858)
Expire				(77,739)
Translation to reporting currency			395	8,196
Ending balance	¥ 351,750			351,750
Derivative liabilities
Movement of the Warrants and conversion feature derivative liabilities
Beginning balance			1,296,940
Issuance			328,461	1,066,013
Fair value change			(225,515)	211,859
Exercise			(1,400,670)
Translation to reporting currency			¥ 784	19,068
Ending balance	¥ 1,296,940			¥ 1,296,940